Segmental information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segmental information

15. Segmental information:

The Company has two reportable segments from which it derives its revenues, tanker vessels and dry-bulk vessels, and has identified the Board of Directors as the CODM in accordance with ASC 280, Segment Reporting. The CODM is responsible for assessing performance, allocating resources, and making strategic decisions across the Company’s business segments. The table below presents information about the Company’s reportable segments for the six-month periods ended June 30, 2025 and 2026. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim Consolidated Financial Statements. The CODM uses segment profit/(loss), which is determined based on segment revenues less voyage related costs and commissions, vessel operating expenses, directly attributable general and administrative expenses, management fees, depreciation and amortization of special survey costs, allowance reduction for credit losses, interest and finance costs, plus interest income, and excludes non-segment reconciling items, to assess the operating performance and relative profitability of each segment, including trends in segment revenues and significant expenses included in that measure. Based on that review, the CODM allocates financial and capital resources between the segments and makes strategic decisions regarding vessel acquisitions, vessel disposals, and major capital expenditures, while also considering expected market conditions and the future prospects of each segment. Items included in the segment’s profit/(loss) are allocated to each segment to the extent that they are directly attributable to that segment.

	Six months ended June 30, 2026
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$12,008	$10,102	$22,110
Voyage related costs and commissions, net (1)	(953)	226	(727)
Vessel operating expenses (1)	(3,972)	(3,139)	(7,111)
General and administrative expenses	(23)	(65)	(88)
Management fees (1)	(482)	(486)	(968)
Depreciation and amortization of special survey costs	(2,085)	(2,012)	(4,097)
Interest and finance costs (1)	(1,300)	(1,252)	(2,552)
Interest income	57	25	82
Segment profit	$3,250	$3,399	$6,649

Non-segment reconciling items:
General and administrative expenses			$(1,364)
Interest and finance costs			(76)
Interest income			895
Net income			$6,104

	Six months ended June 30, 2025
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$12,353	$6,403	$18,756
Voyage related costs and commissions (1)	(1,020)	(551)	(1,571)
Vessel operating expenses (1)	(4,030)	(2,935)	(6,965)
General and administrative expenses	35	(137)	(102)
Management fees (1)	(463)	(474)	(937)
Depreciation and amortization of special survey costs	(2,086)	(1,930)	(4,016)
Interest and finance costs (1)	(1,356)	(1,562)	(2,918)
Interest income	72	27	99
Segment profit/(loss)	$3,505	$(1,159)	$2,346

Non-segment reconciling items:
General and administrative expenses			$(4,471)
Interest and finance costs			(26)
Interest income			758
Net loss			$(1,393)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

15. Segmental information: - Continued:

A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim Consolidated Balance Sheet as of June 30, 2026, is as follows:

	As of June 30, 2026
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$5,606	$3,174	$8,780
Inventories	344	211	555
Trade accounts receivable, net	760	2,601	3,361
Prepayments and other current assets	192	74	266
Vessels, net	62,202	67,426	129,628
Deferred dry-dock and special survey costs, net	638	1,117	1,755
Segment assets	$69,742	$74,603	$144,345

Non-segment reconciling items:
Cash and cash equivalents			$50,723
Prepayments and other current assets			312
Total assets			$195,380

A reconciliation of total segment assets to total assets presented in the Consolidated Balance Sheet of December 31, 2025, is as follows:

	As of December 31, 2025
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,451	$1,244	$5,695
Inventories	307	229	536
Trade accounts receivable, net	326	1,681	2,007

Prepayments and other current assets	225	79	304
Vessels, net	64,028	69,291	133,319
Deferred dry-dock and special survey costs, net	829	1,264	2,093
Segment assets	$70,166	$73,788	$143,954

Non-segment reconciling items:
Cash and cash equivalents			$31,210
Short-term investment in time deposits			18,000
Prepayments and other current assets			248
Total assets			$193,412